Vessels, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Vessels, Net

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2014	2,960,999	(773,611)	2,187,388
Depreciation	-	(99,515)	(99,515)
Vessel acquisitions and other vessels’ costs	28,984	-	28,984
Disposals	(36,543)	18,506	(18,037)
Balance, December 31, 2014	2,953,440	(854,620)	2,098,820
Depreciation	-	(93,961)	(93,961)
Other vessels’ costs	2,758	-	2,758
Disposals	(6,156)	3,189	(2,967)
Balance, December 31, 2015	2,950,042	(945,392)	2,004,650
Depreciation	-	(90,917)	(90,917)
Other vessels’ costs	2,792	-	2,792
Disposals	(12,228)	4,249	(7,979)
Transfer to vessel held for sale	(55,043)	11,944	(43,099)
Sale and leaseback (Note 11)	(196,676)	19,514	(177,162)
Balance, December 31, 2016	2,688,887	(1,000,602)	1,688,285

During the year ended December 31, 2014, the Company took delivery of the newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi (Note 11).

During the year ended December 31, 2014, the Company acquired three secondhand vessels the Neapolis, theAreopolis and theLakoniaat an aggregate price of $27,740.

During the year ended December 31, 2014, the Company sold for scrap the container vesselsKonstantina, MSC Kyoto and Akritas at an aggregate price of $24,329 and recognized a net gain of $2,543, which is separately reflected in Gain on sale / disposal of vessels, net in the accompanying 2014 consolidated statement of income.

During the year ended December 31, 2015, the Company sold for scrap the container vessel MSC Challenger at a price of $5,022 and recognized a gain of $1,688, which is separately reflected in Gain on sale / disposal of vessels, net in the accompanying 2015 consolidated statement of income.

On July 6, 2016 and July 15, 2016, the Company entered into an agreement with a financial institution to refinance the then outstanding balance of the loan relating to MSC Athosand MSC Athensunder a seven-year sale and leaseback transaction (Note 11). Under the sale and leaseback transaction, the vessels were chartered back to the Company on a bareboat basis and remained on charter with their initial time charterer.

During the year ended December 31, 2016, the Company sold for demolition the container vessel Karmen at a price of $3,953 and recognized a loss of $4,440, which is separately reflected in Gain / (Loss) on sale / disposal of vessels, net in the accompanying 2016 consolidated statement of income.On December 28, 2016, the Company decided to make arrangements to sell the vessel MSC Romanos. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel MSC Romanosas “held for sale” were met. As at December 31, 2016, the amount of $6,256, separately reflected in Vessel held for sale in the consolidated balance sheet, represents the fair market value of the vessel based on the vessel’s estimated sale price, net of commissions, (Level 2 inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessel and the vessel’s carrying value (including the unamortized balance of its dry-docking cost), amounting to $37,161, is separately reflected in Loss on vessel held for sale in the 2016 consolidated statement of income.

Forty-eightof the Company’s vessels, including the vesselheld for sale, with a total carrying value of $1,731,384as of December 31, 2016, have been provided as collateral to secure the long-term debt discussed in Note 10. This excludes the five vessels under the sale and leaseback transaction described in Note 11.